Payroll and related benefits	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Payroll and related benefits
9. Payroll and related benefits

Million US dollar	2024	2023	2022

Wages and salaries	(5 285)	(5 164)	(4 900)
Social security contributions	(770)	(804)	(749)
Other personnel cost	(683)	(689)	(687)
Share-based payment expense	(644)	(570)	(448)
Pension expense for defined benefit plans	(150)	(150)	(154)
Pension expense for defined contribution plans	(183)	(166)	(164)
Payroll and related benefits	(7 715)	(7 544)	(7 101)
The number of full-time equivalents can be split as follows:
1

	2024	2023	2022¹

AB InBev SA/NV (parent company)	229	236	241
Other subsidiaries	143 656	154 304	164 952
Total number of FTE	143 885	154 540	165 193